Stock Warrants (Details Textual) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			150 Months Ended	159 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Jul. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Mar. 31, 2013	Aug. 31, 2013	Apr. 30, 2012	Mar. 31, 2012	Nov. 30, 2009	Aug. 06, 2013	Jul. 23, 2013	Mar. 06, 2013
Class of Warrant or Right [Line Items]
Ability to Purchase Common Stock					7,592,400
Placement Agent Services		$ 49,921		$ 1,230,012	$ 537,137
Granting and Accruing Warrants		3,720,323			12,283,818
Interest Expense, Other		159,118			284,187
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80	$ 0.80						$ 0.80									$ 1.10	$ 1.10
Fair Value of Warrants													134,117				134,117
Induced Conversion of Convertible Debt Expense	0	0	0		724,623	0	724,623	724,623
Warrants To Purchase Shares Of Common Stock					52,705,614
Related Party [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights									5 years
Warrants Outstanding (in shares)									4,997,400
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period									1.10
Induced Conversion of Convertible Debt Expense									724,623
Bridge Notes [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights										5 years
Warrants Outstanding (in shares)			1,495,875							1,495,875
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period										1.10
Private Placement [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights											5 years
Ability to Purchase Common Stock											387,720
Minimum [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period					0.50
Minimum [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period											1.10
Maximum [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period					1.10
Maximum [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period											2.20
Mr Antoline [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights												5 years
Warrants Outstanding (in shares)												1,100,000
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period												1.10
Fair Value of Warrants												138,763							138,763
Discount To Addendum Balance					600,000
Accretion Expense		55,204	83,559		83,559
Summit Resources Inc [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights													5 years
Warrants Outstanding (in shares)													1,000,000
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period													1.10
West Virginia Jobs Investment Trust Board [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights														5 years	5 years
Warrants Outstanding (in shares)														88,889	72,500
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period														2.25	2.25
Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights		5 years			5 years											5 years
Warrants Outstanding (in shares)	57,805,937	57,805,937						57,805,937								375,000
Ability to Purchase Common Stock					7,592,400
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period																2.00
Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.50	$ 0.50		$ 0.50
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period					0.50
Common Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.10	$ 1.10		$ 1.10
Share Based Compensation Arrangement By Share Based Payment Award Warrants Exercised In Period					2.25
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	57,805,937	57,805,937						57,805,937
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50	$ 0.50						$ 0.50
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.25	$ 2.25						$ 2.25
Warrant [Member] | Mr Antoline [Member]
Class of Warrant or Right [Line Items]
Fair Value of Warrants				31,510	31,510		31,510
Discount To Addendum Balance					$ 147,860